Form N-1A Supplement	Nov. 14, 2025
Defiance Daily Target 2X Short RKLB ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Prospectus

and Statement of Additional Information (“SAI”),

each dated May 13, 2025

Effective immediately, all references to Rocket Lab USA Inc. in the Prospectus and SAI are hereby amended and restated as Rocket Lab Corporation.

In addition, effective immediately, the defined term RKLB in the Prospectus and SAI shall refer to Rocket Lab Corporation.

Please retain this Supplement for future reference.